Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 308,322	$ 254,525
Marketable securities	7,432	236,281
Trade and other receivables	124,647	139,467
Related party receivables	19,292	13,485
Inventories	135,161	107,114
Voyages in progress	110,061	110,638
Prepaid expenses and accrued income	15,753	14,255
Other current assets	7,258	5,285
Total current assets	727,926	881,050
Non-current assets
Newbuildings	0	47,991
Vessels and equipment	4,633,169	3,650,652
Right-of-use assets	2,236	3,108
Goodwill	112,452	112,452
Derivative instruments receivable	39,117	53,993
Investment in associated companies	12,386	16,302
Loan notes receivable	0	1,388
Prepaid consideration	349,151	0
Other non-current assets	6,329	1,507
Total assets	5,882,766	4,768,443
Current liabilities
Short-term debt and current portion of long-term debt	261,999	277,854
Current portion of obligations under leases	1,104	1,024
Related party payables	47,719	31,248
Trade and other payables	98,232	81,533
Total current liabilities	409,054	391,659
Non-current liabilities
Long-term debt	3,194,464	2,112,460
Obligations under leases	1,430	2,372
Other non-current payables	472	2,053
Total liabilities	3,605,420	2,508,544
Equity
Share capital	222,623	222,623
Additional paid in capital	604,687	604,687
Contributed surplus	1,004,094	1,004,094
Accumulated other reserves	415	454
Retained earnings	445,999	428,513
Total equity attributable to the shareholders of the Company	2,277,818	2,260,371
Non-controlling interest	(472)	(472)
Total equity	2,277,346	2,259,899
Total liabilities and equity	$ 5,882,766	$ 4,768,443